Note 10 - Fair Value Disclosures (Details) - Carrying Values and Estimated Fair Values of Debt Instruments (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 123,815,138	$ 14,044,921	$ 15,195,259
Securities available for sale	101,557,211	109,840,965	93,683,774
Securities held to maturity	150,572,922	116,027,900	142,474,423
Securities held to maturity, Fair Value	152,186,281	121,839,363	147,621,280
Loans held for sale	14,535,681	35,960,262	19,234,111
Gross Loans	355,729,293	514,662,898	469,897,321
Accrued interest receivable	2,143,535	2,872,099	2,996,848
Deposits	(686,943,954)	(707,689,475)	(623,862,485)
Borrowings	(10,000,000)	(42,400,000)
Redeemable subordinated debentures	(18,557,000)	(18,557,000)	(18,557,000)
Accrued interest payable	(787,927)	(1,057,779)	(1,186,511)
Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents		14,044,921
Cash and cash equivalents, Fair Value	123,815,138	14,044,921
Securities available for sale	20,101,450	27,923,670
Securities held to maturity, Fair Value	0	0
Loans held for sale, Fair Value	14,535,681	0
Loans Receivable, Fair Value Disclosure	0	0
Accrued interest receivable, Fair Value	2,143,535	0
Deposits, Fair Value	0	0
Borrowings, Fair Value	0	0
Redeemable subordinated debentures, Fair Value	0	0
Accrued interest payable, Fair Value	(787,927)	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents, Fair Value	0	0
Securities available for sale	81,455,761	81,917,295
Securities held to maturity		121,839,363
Securities held to maturity, Fair Value	152,186,281	121,839,363
Loans held for sale		35,960,262
Loans held for sale, Fair Value	0	35,960,262
Loans Receivable, Fair Value Disclosure	0	0
Accrued interest receivable		2,872,099
Accrued interest receivable, Fair Value	0	2,872,099
Deposits		(709,678,000)
Deposits, Fair Value	(688,159,000)	(709,678,000)
Borrowings, Fair Value	(11,252,000)	(43,906,000)
Redeemable subordinated debentures		(18,557,000)
Redeemable subordinated debentures, Fair Value	(18,557,000)	(18,557,000)
Accrued interest payable		(1,057,779)
Accrued interest payable, Fair Value	0	(1,057,779)
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents, Fair Value	0	0
Securities available for sale	0	0
Securities held to maturity, Fair Value	0	0
Loans held for sale, Fair Value	0	0
Gross Loans		515,577,788
Loans Receivable, Fair Value Disclosure	361,388,000	515,577,788
Accrued interest receivable, Fair Value	0	0
Deposits, Fair Value	0	0
Borrowings, Fair Value	0	0
Redeemable subordinated debentures, Fair Value	0	0
Accrued interest payable, Fair Value	0	0
Estimate of Fair Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents, Fair Value	123,815,138	14,044,921
Securities available for sale	101,557,211	109,840,965
Securities held to maturity, Fair Value	152,186,281	121,839,363
Loans held for sale, Fair Value	14,535,681	35,960,262
Loans Receivable, Fair Value Disclosure	361,388,000	515,577,788
Accrued interest receivable, Fair Value	2,143,535	2,872,099
Deposits, Fair Value	(688,159,000)	(709,678,000)
Borrowings, Fair Value	(11,252,000)	(43,906,000)
Redeemable subordinated debentures, Fair Value	(18,557,000)	(18,557,000)
Accrued interest payable, Fair Value	$ (787,927)	$ (1,057,779)